Share Capital - Movement in share capital (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	£ 63,684
Share for share exchange		£ 218,011,000
Bonus issue		0
Share capital reduction		0
Nominal value reduction		0
Cancellation of deferred shares	0
Issued and fully paid share capital, ending balance	61,482	63,684
Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	63,684	230
Issue of shares as a result of share based payment award exercises/releases during the period	1,039	229
Share for share exchange		630,475
Bonus issue		217,380,650
Share capital reduction		(217,380,650)
Nominal value reduction		(580,327)
Issue of shares on acquisition of subsidiary		1,396
New share capital issued on consummation of the Group’s IPO		11,600
Cancellation of deferred shares	(3,241)
Issued and fully paid share capital, ending balance	£ 61,482	63,684
Series C1 Preference Shares | Share capital
Disclosure of classes of share capital [line items]
Funding round		17
Series D1 Preference Shares | Share capital
Disclosure of classes of share capital [line items]
Funding round		£ 64